Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Nov. 12, 2021	Mar. 08, 2021	Jan. 02, 2019	Sep. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Warrants, exercise price				$ 1.00	$ 1.00
Lincoln Acquisition Corporation [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Shares converted into stock			200
Number of common shares issued for share conversion			3,750,000
Subsequent Event [Member] | Lincoln Acquisition Corporation [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Shares converted into stock		18,000
Number of common shares issued for share conversion		3,600,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	20,733,337
Warrants issued	20,733,337
Proceeds from Issuance Initial Public Offering	$ 3.1
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Share Price	$ 0.15
Warrants, exercise price	$ 0.20